UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             June 30, 2007
                                                ------------------------------

Check here if Amendment  [  ];  Amendment Number:
                                                 -------------
         This Amendment  (Check only one.):    [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------
                       One Pacific Place, Suite 600
                       1125 South 103 Street
                       Omaha, Nebraska  68124-6008

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------
Title:                 President
                  --------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz           Omaha, Nebraska              August 13, 2007
--------------------------     --------------------------    -----------------
  Signature                      City, State                  Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                             ------------------------------

Form 13F Information Table Entry Total:         50
                                             ------------------------------

Form 13F Information Table Value Total:      $5,500,374
                                             ------------------------------
                                             (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                        30-Jun-07
13F FILE NO. 28-3062
                                                     FORM 13F INFORMATION TABLE

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
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     COLUMN 1                  COLUMN 2          COLUMN 3     COLUMN 4         COLUMN 5             COLUMN 6   COLUMN 7  COLUMN 8
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                                                               VALUE        SHRS OR   SH/  PUT/    INVESTMENT    OTHER    VOTING
  NAME OF ISSUER             TITLE OF CLASS        CUSIP      (x$1000)      PRN AMT   PRN  CALL    DISCRETION  MANAGERS  AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO              COM             025816109      138,560     2,264,800 SH              Sole        N/A     Shared
AMERICAN INTL GROUP INC          COM             026874107      266,170     3,800,803 SH              Sole        N/A     Shared
APOLLO GROUP INC                 CL A            037604105      147,956     2,532,200 SH              Sole        N/A      Sole
BERKSHIRE HATHAWAY INC DEL       CL A            084670108       93,492           854 SH              Sole        N/A     Shared
BERKSHIRE HATHAWAY INC DEL       CL B            084670207      356,462        98,880 SH              Sole        N/A      Sole
CBRE REALTY FINANCE INC          COM             12498B307        8,092       680,600 SH              Sole        N/A     Shared
CABELAS INC                      COM             126804301       74,424     3,363,032 SH              Sole        N/A     Shared
CITIGROUP INC                    COM             172967101          769        15,000 SH              Sole        N/A      Sole
COINSTAR INC                     COM             19259P300       44,279     1,406,571 SH              Sole        N/A     Shared
COMCAST CORP NEW                 CL A            20030N101      139,971     4,977,625 SH              Sole        N/A      Sole
COMCAST CORP NEW                 CL A SPL        20030N200        4,883       174,641 SH              Sole        N/A     Shared
CONVERA CORP                     CL A            211919105        2,921       670,000 SH              Sole        N/A      Sole
CORINTHIAN COLLEGES INC          COM             218868107       14,819       909,700 SH              Sole        N/A     Shared
COUNTRYWIDE FINANCIAL CORP       COM             222372104      406,389    11,179,884 SH              Sole        N/A     Shared
CUMULUS MEDIA INC                CL A            231082108       42,268     4,520,620 SH              Sole        N/A     Shared
DAILY JOURNAL CORP               COM             233912104        4,603       116,000 SH              Sole        N/A      Sole
DELL INC                         COM             24702R101      176,096     6,168,000 SH              Sole        N/A     Shared
DIAGEO P L C                     SPON ADR NEW    25243Q205          625         7,500 SH              Sole        N/A      Sole
FEDERAL HOME LN MTG CORP         COM             313400301       51,665       851,149 SH              Sole        N/A     Shared
FEDERAL NATL MTG ASSN            COM             313586109      251,742     3,853,388 SH              Sole        N/A     Shared
IAC INTERACTIVECORP              COM NEW         44919P300       86,345     2,494,800 SH              Sole        N/A      Sole
INTELLIGENT SYS CORP NEW         COM             45816D100        3,315       883,999 SH              Sole        N/A      Sole
IRON MTN INC                     COM             462846106           61         2,340 SH              Sole        N/A      Sole
LABORATORY CORP AMER HLDGS       COM NEW         50540R409          822        10,500 SH              Sole        N/A      Sole
LABOR READY INC                  COM NEW         505401208          142         6,125 SH              Sole        N/A      Sole
LIBERTY GLOBAL INC               COM SER C       530555309      248,188     6,315,224 SH              Sole        N/A     Shared
LIBERTY MEDIA HLDG CORP          INT COM SER A   53071M104      242,884    10,877,045 SH              Sole        N/A     Shared
LIBERTY MEDIA HLDG CORP          CAP COM SER A   53071M302      286,060     2,430,828 SH              Sole        N/A     Shared
LOWES COS INC                    COM             548661107       97,959     3,191,890 SH              Sole        N/A     Shared
MOHAWK INDS INC                  COM             608190104       78,033       774,210 SH              Sole        N/A     Shared
NEWCASTLE INVT CORP              COM             65105M108       42,928     1,712,321 SH              Sole        N/A     Shared
OMNICARE INC                     COM             681904108      183,610     5,091,790 SH              Sole        N/A     Shared
OPTEUM INC                       CL A            68384A100        1,904       700,000 SH              Sole        N/A      Sole
PEDIATRIX MED GROUP              COM             705324101          827        15,000 SH              Sole        N/A      Sole
REDWOOD TR INC                   COM             758075402      236,161     4,881,370 SH              Sole        N/A     Shared
SLM CORP                         COM             78442P106        5,942       103,200 SH              Sole        N/A      Sole
SIX FLAGS INC                    COM             83001P109       28,861     4,739,100 SH              Sole        N/A      Sole
SYSCO CORP                       COM             871829107        1,339        40,600 SH              Sole        N/A      Sole
TD AMERITRADE HLDG CORP          COM             87236Y108       21,893     1,094,650 SH              Sole        N/A     Shared
TELEPHONE & DATA SYS INC         COM             879433100       15,643       250,000 SH              Sole        N/A      Sole
TELEPHONE & DATA SYS INC         SPL COM         879433860      202,357     3,516,196 SH              Sole        N/A     Shared
TYCO INTL LTD NEW                COM             902124106      289,724     8,574,267 SH              Sole        N/A     Shared
US BANCORP DEL                   COM NEW         902973304        3,295       100,000 SH              Sole        N/A      Sole
U S G CORP                       COM NEW         903293405      144,266     2,941,810 SH              Sole        N/A     Shared
UNITED PARCEL SERVICE INC        CL B            911312106       56,904       779,500 SH              Sole        N/A     Shared
UNITEDHEALTH GROUP INC           COM             91324P102      332,421     6,500,216 SH              Sole        N/A     Shared
WAL MART STORES INC              COM             931142103      250,227     5,201,153 SH              Sole        N/A     Shared
WASHINGTON POST CO               CL B            939640108      212,447       273,740 SH              Sole        N/A      Sole
WELLPOINT INC                    COM             94973V107      148,325     1,858,012 SH              Sole        N/A     Shared
WELLS FARGO & CO NEW             COM             949746101       51,305     1,458,774 SH              Sole        N/A     Shared
                                                          ---------------------------
                              50                              5,500,374   124,409,907
                                                          ---------------------------

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